Taxes on Income - Schedule of Open Tax Years by Major Jurisdiction (Details) (10-K)	12 Months Ended
Dec. 31, 2019
U.S. [Member] | Earliest Tax Year [Member]
Open Tax Year	2016
U.S. [Member] | Latest Tax Year [Member]
Open Tax Year	2019
Israel [Member] | Earliest Tax Year [Member]
Open Tax Year	2015
Israel [Member] | Latest Tax Year [Member]
Open Tax Year	2019
Germany [Member] | Earliest Tax Year [Member]
Open Tax Year	2016
Germany [Member] | Latest Tax Year [Member]
Open Tax Year	2019
United Kingdom [Member] | Earliest Tax Year [Member]
Open Tax Year	2014
United Kingdom [Member] | Latest Tax Year [Member]
Open Tax Year	2015